Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	£ 16	£ 16	£ 28
Differences on exchange	4	(2)	(3)
Interest on unrecognised funded scheme surpluses	(1)	(1)	(1)
Movement in year	39	1	(10)
Unrecognised funded scheme surpluses, ending balance	60	16	16
Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	16	16	28
Differences on exchange	4	(2)	(3)
Interest on unrecognised funded scheme surpluses	(1)	(1)	(1)
Movement in year	39	1	(10)
Unrecognised funded scheme surpluses, ending balance	60	16	16
Healthcare schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	0	0	0
Differences on exchange	0	0	0
Interest on unrecognised funded scheme surpluses	0	0	0
Movement in year	0	0	0
Unrecognised funded scheme surpluses, ending balance	£ 0	£ 0	£ 0